Cover	Mar. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2026
Entity File Number	001-41494
Entity Registrant Name	Vestand Inc.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Apple Blossom Cir.
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	(562)
Local Phone Number	727-7045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	VSTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Yoshiharu Global Co.